Income Tax Expense (Schedule Of Actual Income Tax Expense (Benefit) From Continuing Operations) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Federal corporate statutory rate	35.00%	35.00%	35.00%
State and local, net of Federal benefits	2.70%	3.30%	3.70%
Foreign	(1.90%)	(0.70%)	(2.30%)
Research credit	(2.50%)	(0.30%)	(1.30%)
Domestic production deduction	(2.50%)	(2.40%)	(2.20%)
Change in uncertain tax positions	0.10%	(3.60%)	(0.50%)
Purchase accounting adjustment	0.00%	1.00%	0.00%
Executive compensation	1.80%	0.60%	0.50%
Valuation allowance	4.00%	0.20%	(1.70%)
Other, net	0.30%	0.30%	0.10%
Effective income tax rate	37.00%	33.40%	31.30%